John Hancock
Regional Bank Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 99.4%		$791,407,932
(Cost $682,001,851)
Financials 99.4%		791,407,932
Banks 95.4%
1st Source Corp.	160,601	5,319,105
American Business Bank (A)	146,768	3,559,124
American River Bankshares	115,597	1,135,163
Ameris Bancorp	404,758	9,339,791
Atlantic Capital Bancshares, Inc. (A)	337,654	3,376,540
Atlantic Union Bankshares Corp.	438,786	9,903,400
Bank of America Corp.	1,021,086	25,404,620
Bank of Commerce Holdings	259,034	1,955,707
Bank of Marin Bancorp	174,398	5,477,841
Bar Harbor Bankshares	212,758	4,229,629
Baycom Corp. (A)	268,766	2,762,914
Berkshire Hills Bancorp, Inc.	319,431	3,181,533
Bryn Mawr Bank Corp.	309,598	8,061,932
Business First Bancshares, Inc.	122,109	1,665,567
Cadence BanCorp	827,838	6,465,415
California Bancorp, Inc. (A)	153,765	2,015,859
Cambridge Bancorp	82,469	4,468,995
Camden National Corp.	120,132	3,806,983
Citizens Community Bancorp, Inc.	314,070	2,079,143
Citizens Financial Group, Inc.	1,186,588	29,439,248
City Holding Company	47,008	2,936,120
Civista Bancshares, Inc.	282,609	3,710,656
Coastal Financial Corp. (A)	282,232	3,773,442
Columbia Banking System, Inc.	342,541	9,909,711
Comerica, Inc.	549,988	21,185,538
County Bancorp, Inc.	86,578	1,606,888
Cullen/Frost Bankers, Inc.	186,067	13,407,988
Eagle Bancorp Montana, Inc.	145,598	2,249,489
East West Bancorp, Inc.	316,521	10,970,618
Equity Bancshares, Inc., Class A (A)	236,687	3,346,754
Evans Bancorp, Inc.	125,899	2,776,073
Fifth Third Bancorp	1,421,221	28,225,449
First Business Financial Services, Inc.	196,522	2,922,282
First Community Corp.	217,475	2,914,165
First Financial Bancorp	594,300	8,269,685
First Horizon National Corp.	1,398,191	12,961,231
First Merchants Corp.	314,766	7,689,733
First Mid Bancshares, Inc.	85,631	2,090,253
FNB Corp.	1,172,810	8,690,522
German American Bancorp, Inc.	177,249	5,040,962
Glacier Bancorp, Inc.	128,988	4,554,566
Great Southern Bancorp, Inc.	85,152	3,071,433
Great Western Bancorp, Inc.	356,083	4,629,079
Hancock Whitney Corp.	545,751	10,402,014
HBT Financial, Inc.	294,391	3,538,580
Heritage Commerce Corp.	1,107,511	7,508,925
Heritage Financial Corp.	172,149	3,256,198
Horizon Bancorp, Inc.	711,175	7,189,979
Howard Bancorp, Inc. (A)	341,092	3,243,785
Huntington Bancshares, Inc.	2,085,345	19,331,148
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Independent Bank Corp. (Massachusetts)	75,992	$4,903,004
Independent Bank Corp. (Michigan)	240,194	3,354,309
JPMorgan Chase & Co.	254,233	24,569,077
KeyCorp	2,421,265	29,079,393
Level One Bancorp, Inc.	193,489	3,128,717
Live Oak Bancshares, Inc.	186,025	3,164,285
M&T Bank Corp.	219,956	23,304,338
Mackinac Financial Corp.	312,521	2,843,941
Metrocity Bankshares, Inc.	138,772	1,870,647
MidWestOne Financial Group, Inc.	133,518	2,414,005
Nicolet Bankshares, Inc. (A)	106,618	5,972,740
Northrim BanCorp, Inc.	112,567	2,591,292
Old National Bancorp	665,814	9,314,738
Old Second Bancorp, Inc.	613,207	5,101,882
Pacific Premier Bancorp, Inc.	527,447	11,081,661
PacWest Bancorp	404,741	7,396,642
Park National Corp.	12,125	1,039,840
Peoples Bancorp, Inc.	196,342	3,940,584
Pinnacle Financial Partners, Inc.	453,811	17,979,992
QCR Holdings, Inc.	149,248	4,459,530
Red River Bancshares, Inc.	20,876	835,875
Regions Financial Corp.	2,549,844	27,691,306
Renasant Corp.	382,774	8,891,840
SB Financial Group, Inc.	186,073	2,311,027
Shore Bancshares, Inc.	246,684	2,286,761
South State Corp.	50,113	2,388,386
Southern First Bancshares, Inc. (A)	166,138	4,053,767
Stock Yards Bancorp, Inc.	211,736	8,276,760
SVB Financial Group (A)	79,866	17,911,548
Synovus Financial Corp.	527,564	10,630,415
TCF Financial Corp.	455,298	12,516,142
The Community Financial Corp.	144,637	3,257,225
The First Bancorp, Inc.	140,291	2,825,461
The First Bancshares, Inc.	189,542	3,773,781
The First of Long Island Corp.	77,802	1,160,028
The PNC Financial Services Group, Inc.	219,867	23,453,213
TriCo Bancshares	335,921	9,405,788
Truist Financial Corp.	734,334	27,508,152
U.S. Bancorp	549,289	20,235,807
Washington Trust Bancorp, Inc.	179,726	5,992,065
Western Alliance Bancorp	478,902	17,216,527
Zions Bancorp NA	754,340	24,493,418
Thrifts and mortgage finance 4.0%
OP Bancorp	391,274	2,433,724
Premier Financial Corp.	636,336	11,250,420
Provident Financial Holdings, Inc.	168,339	2,053,736
Southern Missouri Bancorp, Inc.	206,258	4,498,487
WSFS Financial Corp.	402,870	11,493,881

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Par value^	Value
Short-term investments 0.3%		$2,028,000
(Cost $2,028,000)
Repurchase agreement 0.3%		2,028,000
Repurchase Agreement with State Street Corp. dated 7-31-20 at 0.000% to be repurchased at $2,028,000 on 8-3-20, collateralized by $1,993,700 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $2,068,624)	2,028,000	2,028,000

Total investments (Cost $684,029,851) 99.7%	$793,435,932
Other assets and liabilities, net 0.3%	2,566,900
Total net assets 100.0%	$796,002,832

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$791,407,932	$791,407,932	—	—
Short-term investments	2,028,000	—	$2,028,000	—
Total investments in securities	$793,435,932	$791,407,932	$2,028,000	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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